LEASES - Summary of Supplementary Balance Sheet Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Other long-term assets (Note 12)	$ 47	$ 55
Accounts payable and other current liabilities (Note 13)	14	14
Other long-term liabilities (Note 14)	$ 29	$ 41
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (Note 12)	Other assets (Note 12)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities (Note 14)	Other long-term liabilities (Note 14)